10-Q Stockholders' Deficit (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
In applying the Black-Scholes option pricing model, the Company used the following assumptions during the first six months of:

	2023	2022
Risk-free interest rate	3.53%—4.27%	1.62%—2.93%
Expected term (years)	6.25	6.25
Expected volatility	71.52%—71.65%	73.03%
Expected dividends	—	—
In applying the Black-Scholes option pricing model, the Company used the following assumptions during:

	2022	2021
Risk-free interest rate	1.43%—4.08%	0.66%—1.26%
Expected term (years)	5.21—6.25	6.25
Expected volatility	71.65%—73.53%	73.03%
Expected dividends	0.00	0.00

Summary of Stock Option Activity
The following table summarizes the stock option activity for the six months ended June 30, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)
Outstanding at December 31, 2022	151,869,616	$0.0064	8.8
Grants	5,500,000	$0.0700	10.0
Exercised	(1,980,833)	$0.0062	9.0
Forfeited	(3,812,500)	$0.0061	8.7
Outstanding at June 30, 2023	151,576,283	$0.0087	8.4
The following table summarizes the stock option activity for the years ended December 31, 2022 and 2021:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)
Outstanding at January 1, 2021	117,281,148	$0.0039	9.1
Grants	150,624,337	$0.0060	10.0
Exercised	(140,067,000)	$0.0048	8.9
Forfeited	(10,677,415)	$0.0046	8.9
Outstanding at December 31, 2021	117,161,070	$0.0054	9.2
Grants	78,056,991	$0.0073	10.0
Exercised	(24,713,199)	$0.0054	8.7
Forfeited	(14,143,750)	$0.0031	8.6
Expired	(4,491,496)	$0.0044	7.9
Outstanding at December 31, 2022	151,869,616	$0.0064	8.8

Summary of Stock Option Information, by Exercise Price Range
The following table presents information relating to stock options as of June 30, 2023:

Options Outstanding			Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Life (years)	Exercisable Number of Options	Weighted Average Remaining Life (years)
$0.0001	1,200,000	3.5	1,200,000	3.5
$0.004	15,872,586	6.9	12,902,759	6.8
$0.006	68,846,706	8.0	58,919,621	7.9
$0.0071	59,656,991	9.2	43,118,170	9.2
$0.07	6,000,000	9.8	—	—
Totals	151,576,283	8.0	116,140,550	8.2
The following table presents information relating to stock options as of December 31, 2022:

Options Outstanding			Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Life (years)	Exercisable Number of Options	Weighted Average Remaining Life (years)
$0.001	1,200,000	4.0	1,200,000	4.0
$0.004	15,872,586	7.4	11,902,759	7.3
$0.006	73,840,039	8.5	56,944,205	8.4
$0.0071	60,456,991	9.7	—	—
$0.07	500,000	10.0	—	—
Totals	151,869,616	8.8	70,046,964	8.2
The following table presents information relating to stock options as of December 31, 2021:

Options Outstanding			Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Life	Exercisable Number of Options	Weighted Average Remaining Life
$0.0001	1,511,459	5.1	1,511,459	5.1
$0.004	29,134,572	8.4	11,096,531	8.4
$0.006	86,515,039	9.5	53,069,947	9.5
Totals	117,161,070	9.2	65,677,937	9.2